SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Balance at beginning of year		¥ 11,973	¥ 11,973	¥ 11,973
Additions		0	0	0
Written off		0	0	0
Balance at ending of year	$ 1,882	¥ 11,973	¥ 11,973	¥ 11,973